Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (TSR)	Net Income/(Loss) (in millions)
	(a)	(b)	(c)	(d)	(e)	(f)
2025	$4,754,544	$5,496,574	$3,758,252	$3,535,938	$26	$5
2024	$1,481,782	$1,220,110	$1,041,467	$879,688	$64	$(68)
2023	$1,534,507	$1,673,005	$1,000,515	$1,096,722	$92	$(81)
The Principal Executive Officer (PEO) information reflected in columns (a) and (b) relates to Douglas Onsi. The non-Principal Executive Officer Named Executive Officers (non-PEO NEOs) information reflected in columns (c) and (d) of the tabular disclosure above represent the following individuals: William McEvoy and Cynthia Sirard for 2025 and Augustine Lawlor and Cynthia Sirard for 2024, and 2023, respectively. Column (e) represents the cumulative total shareholder return (“TSR”) as calculated in accordance with Item 201(e) of Regulation S-X assuming an initial fixed investment of $100. Column (f) represents the net loss as disclosed in the audited GAAP financial statements.
The fair value of stock options reported for CAP purposes in columns (b) and (d) is estimated using a Black-Scholes option pricing model for the purposes of this Pay Versus Performance calculation in accordance with SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires various assumptions. The assumptions used in estimating fair value awards per SEC rules relating to CAP are as follows:
	Fair Value Assumptions of Equity Awards as of December 31,
	2025	2024	2023
Volatility	96.02% – 103.46%	93.95% – 96.02%	92.34% – 94.13%
Expected life (years)	3.34 – 5.21	3.04 – 6.21	3.08 – 6.11
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free rate	3.54% – 4.4%	3.49% – 4.84%	3.5% – 4.84%
To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:
PEO SCT Total to CAP Reconciliation
Year	Salary	Stock Awards	Option Awards	Bonus and Non-Equity Incentive Compensation	All Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Fair Value Adjustments to SCT Total(iii)	CAP
2025	$708,750	$10,290	$3,981,188	$—	$54,317	$4,754,544	$(3,991,478)	$4,733,508	$5,496,574
2024	$703,125	$18,600	$699,070	$—	$60,987	$1,481,782	$(717,670)	$455,998	$1,220,110
2023	$669,166	$—	$439,240	$368,041	$58,060	$1,534,507	$(439,240)	$577,738	$1,673,005
Average Non-PEO NEOs SCT Total to CAP Reconciliation
Year	Salary	Stock Awards	Option Awards	Bonus and Non-Equity Incentive Compensation	All Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Fair Value Adjustments to SCT Total(iii)	CAP
2025	$280,209	$3,562	$3,313,975	$126,042	$34,465	$3,758,252	$(3,317,537)	$3,095,223	$3,535,938
2024	$520,833	$12,400	$349,535	$104,167	$54,532	$1,041,467	$(361,935)	$200,156	$879,688
2023	$495,833	$—	$251,824	$198,333	$54,525	$1,000,515	$(251,824)	$348,031	$1,096,722

(i)
Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years 2025, 2024, and 2023 are further detailed in the supplemental tables below.

SUPPLEMENTAL TABLES
PEO Equity Component of CAP:
Year	Fair Value of Current Year Equity Awards at December 31,(2)	Change in Fair Value of Prior Years’ Awards Unvested at December 31,(3)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,(4)	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended December 31,(5)	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2025	$5,437,253	$(418,361)	$(285,384)	$—	$4,733,508
2024	$750,400	$(111,622)	$(182,780)	$—	$455,998
2023	$653,097	$(16,484)	$(58,875)	$—	$577,738
Average Non-PEO NEOs Equity Component of CAP:
Year	Fair Value of Current Year Equity Awards at December 31,(2)	Change in Fair Value of Prior Years’ Awards Unvested at December 31,(3)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,(4)	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended December 31,(5)	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2025	$3,257,806	$(71,845)	$(90,738)	$—	$3,095,223
2024	$375,200	$(108,442)	$(66,602)	$—	$200,156
2023	$362,714	$(12,034)	$(2,649)	$—	$348,031

(2)
Consists of the fair value of awards granted in 2023, 2024, and 2025.

(3)
Change in fair value of awards unvested at year end consist of awards granted prior to the covered years.

(4)
Consists of change in fair value for awards granted in prior years and vested during the covered years.

Named Executive Officers, Footnote	The Principal Executive Officer (PEO) information reflected in columns (a) and (b) relates to Douglas Onsi. The non-Principal Executive Officer Named Executive Officers (non-PEO NEOs) information reflected in columns (c) and (d) of the tabular disclosure above represent the following individuals: William McEvoy and Cynthia Sirard for 2025 and Augustine Lawlor and Cynthia Sirard for 2024, and 2023, respectively.
PEO Total Compensation Amount	$ 4,754,544	$ 1,481,782	$ 1,534,507
PEO Actually Paid Compensation Amount	$ 5,496,574	1,220,110	1,673,005
Adjustment To PEO Compensation, Footnote
To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:
PEO SCT Total to CAP Reconciliation
Year	Salary	Stock Awards	Option Awards	Bonus and Non-Equity Incentive Compensation	All Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Fair Value Adjustments to SCT Total(iii)	CAP
2025	$708,750	$10,290	$3,981,188	$—	$54,317	$4,754,544	$(3,991,478)	$4,733,508	$5,496,574
2024	$703,125	$18,600	$699,070	$—	$60,987	$1,481,782	$(717,670)	$455,998	$1,220,110
2023	$669,166	$—	$439,240	$368,041	$58,060	$1,534,507	$(439,240)	$577,738	$1,673,005
(i)
Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years 2025, 2024, and 2023 are further detailed in the supplemental tables below.
PEO Equity Component of CAP:
Year	Fair Value of Current Year Equity Awards at December 31,(2)	Change in Fair Value of Prior Years’ Awards Unvested at December 31,(3)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,(4)	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended December 31,(5)	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2025	$5,437,253	$(418,361)	$(285,384)	$—	$4,733,508
2024	$750,400	$(111,622)	$(182,780)	$—	$455,998
2023	$653,097	$(16,484)	$(58,875)	$—	$577,738
(2)
Consists of the fair value of awards granted in 2023, 2024, and 2025.

(3)
Change in fair value of awards unvested at year end consist of awards granted prior to the covered years.

(4)
Consists of change in fair value for awards granted in prior years and vested during the covered years.

Non-PEO NEO Average Total Compensation Amount	$ 3,758,252	1,041,467	1,000,515
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,535,938	879,688	1,096,722
Adjustment to Non-PEO NEO Compensation Footnote
To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:
Average Non-PEO NEOs SCT Total to CAP Reconciliation
Year	Salary	Stock Awards	Option Awards	Bonus and Non-Equity Incentive Compensation	All Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Fair Value Adjustments to SCT Total(iii)	CAP
2025	$280,209	$3,562	$3,313,975	$126,042	$34,465	$3,758,252	$(3,317,537)	$3,095,223	$3,535,938
2024	$520,833	$12,400	$349,535	$104,167	$54,532	$1,041,467	$(361,935)	$200,156	$879,688
2023	$495,833	$—	$251,824	$198,333	$54,525	$1,000,515	$(251,824)	$348,031	$1,096,722

(i)
Reflects “all other compensation” reported in the SCT for each year shown.

(ii)
Represents the grant date fair value of equity-based awards granted each year.

(iii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years 2025, 2024, and 2023 are further detailed in the supplemental tables below.
Average Non-PEO NEOs Equity Component of CAP:
Year	Fair Value of Current Year Equity Awards at December 31,(2)	Change in Fair Value of Prior Years’ Awards Unvested at December 31,(3)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,(4)	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended December 31,(5)	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2025	$3,257,806	$(71,845)	$(90,738)	$—	$3,095,223
2024	$375,200	$(108,442)	$(66,602)	$—	$200,156
2023	$362,714	$(12,034)	$(2,649)	$—	$348,031

(2)
Consists of the fair value of awards granted in 2023, 2024, and 2025.

(3)
Change in fair value of awards unvested at year end consist of awards granted prior to the covered years.

(4)
Consists of change in fair value for awards granted in prior years and vested during the covered years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 26	64	92
Net Income (Loss)	$ 5,000,000	$ (68,000,000)	$ (81,000,000)
PEO Name	Douglas Onsi
Equity Awards Adjustments, Footnote
SUPPLEMENTAL TABLES
PEO Equity Component of CAP:
Year	Fair Value of Current Year Equity Awards at December 31,(2)	Change in Fair Value of Prior Years’ Awards Unvested at December 31,(3)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,(4)	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended December 31,(5)	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2025	$5,437,253	$(418,361)	$(285,384)	$—	$4,733,508
2024	$750,400	$(111,622)	$(182,780)	$—	$455,998
2023	$653,097	$(16,484)	$(58,875)	$—	$577,738
Average Non-PEO NEOs Equity Component of CAP:
Year	Fair Value of Current Year Equity Awards at December 31,(2)	Change in Fair Value of Prior Years’ Awards Unvested at December 31,(3)	Change in Fair Value of Prior Years’ Awards Vested through the Year Ended December 31,(4)	Change in Fair Value of Prior Years’ Awards Failed to Vest through the Year Ended December 31,(5)	Equity Value Included in CAP
	(a)	(b)	(c)	(d)	(e) = (a)+(b)+(c)+(d)
2025	$3,257,806	$(71,845)	$(90,738)	$—	$3,095,223
2024	$375,200	$(108,442)	$(66,602)	$—	$200,156
2023	$362,714	$(12,034)	$(2,649)	$—	$348,031

(2)
Consists of the fair value of awards granted in 2023, 2024, and 2025.

(3)
Change in fair value of awards unvested at year end consist of awards granted prior to the covered years.

(4)
Consists of change in fair value for awards granted in prior years and vested during the covered years.

Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	96.02%	93.95%	92.34%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	103.46%	96.02%	94.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	3 years 4 months 2 days	3 years 14 days	3 years 29 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	5 years 2 months 15 days	6 years 2 months 15 days	6 years 1 month 9 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.54%	3.49%	3.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.40%	4.84%	4.84%
PEO [Member]
Pay vs Performance Disclosure
Salary	$ 708,750	$ 703,125	$ 669,166
Stock Awards	10,290	18,600
Option Awards	3,981,188	699,070	439,240
Bonus and Non-Equity Incentive Compensation			368,041
All Other Compensation	54,317	60,987	58,060
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,991,478)	(717,670)	(439,240)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,733,508	455,998	577,738
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,437,253	750,400	653,097
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(418,361)	(111,622)	(16,484)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(285,384)	(182,780)	(58,875)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Salary	280,209	520,833	495,833
Stock Awards	3,562	12,400
Option Awards	3,313,975	349,535	251,824
Bonus and Non-Equity Incentive Compensation	126,042	104,167	198,333
All Other Compensation	34,465	54,532	54,525
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,317,537)	(361,935)	(251,824)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,095,223	200,156	348,031
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,257,806	375,200	362,714
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,845)	(108,442)	(12,034)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,738)	(66,602)	(2,649)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount